Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker call options	$ 1,164	$ 154
Recurring Basis | Significant Other Observable Inputs Assets / (Liabilities) (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10,530)	(8,887)
Bunker call options	1,164	154
Total	$ (9,366)	$ (8,733)